Note 5 - Short-term Investments - Summary of Short-term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Time deposits with original maturity of more than 3 months but less than 12 months	$ 29,186	$ 29,054